Consolidated Statements of Net Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net sales	$ 9,240.5		$ 8,803.4		$ 8,266.7
Cost of sales	(7,436.7)		(7,098.8)		(6,620.5)
Gross profit	1,803.8		1,704.6		1,646.2
Selling, general and administrative expenses	(414.9)		(389.9)		(366.7)
Research, development and engineering expenses, net	(535.6)		(489.3)		(455.4)
Amortization of intangibles	(16.0)		(20.4)		(20.2)
Other income (expense), net	(114.7)		(43.6)		(98.5)
Operating income	722.6		761.4		705.4
Income from equity method investments	6.9		7.3		8.1
Interest income	4.8		3.9		3.4
Interest expense	(63.4)		(32.9)		(41.7)
Other non-operating items, net	(3.9)		(5.7)		(6.6)
Income before income taxes	667.0		734.0		668.6
Income tax expense	(198.0)		(244.1)		(183.0)
Net income	469.0	[1]	489.9	[1]	485.6	[1]
Less: Net income attributable to non-controlling interest	1.2		4.1		2.5
Net income attributable to controlling interest	$ 467.8		$ 485.8		$ 483.1
Earnings per common share
- basic	$ 5.08		$ 5.09		$ 5.17
- assuming dilution	$ 5.06		$ 5.07		$ 5.08
Weighted average number of shares
- basic	92.1		95.5		93.5
- assuming dilution	92.4		95.9		95.1
Cash dividend per share-declared	$ 2.14		$ 2.02		$ 1.94
Cash dividend per share-paid	$ 2.12		$ 2.00		$ 1.89

[1]	See Note 13 for further details - includes tax effects where applicable.